Condensed Consolidated Statements of Operations (Parenthetical) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 31, 2021	Nov. 01, 2020	Oct. 31, 2021	Nov. 01, 2020	Jan. 31, 2021	Feb. 02, 2020	Feb. 03, 2019
Income Statement [Abstract]
Net interest rate swap gain (loss), net of tax	$ (2.8)	$ (0.3)	$ (4.0)	$ (0.2)	$ (0.5)	$ 1.5	$ 0.3